Broker-Dealer and Clearing Organization Receivables and Payables (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables:
Securities borrowed	$ 163,682	$ 107,365	$ 103,936
Securities failed to deliver	26,974	7,160	33,045
Clearing organizations	80	4,698	8,543
Due from dealers	28	94	40
Total receivables	190,764	119,317	145,564
Payables:
Securities loaned	133,162	74,913	115,102
Correspondents	49,885	44,852	41,414
Securities failed to receive	28,002	5,523	31,474
Clearing organizations	16,842	4,390
Total Payables	$ 227,891	$ 129,678	$ 187,990